Consolidated Statements of Financial Condition (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2015	Sep. 30, 2014
Statement of Financial Position [Abstract]
Goodwill	$ 291,503	$ 291,503
Common stock, par value (in dollars per share)	$ 1.00	$ 1.00
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, shares issued (in shares)	133,695,803	133,322,909
Common stock, shares outstanding (in shares)	92,936,395	98,404,705
Treasury stock, shares (in shares)	40,759,408	34,918,204